Consolidated Statements of Opeations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Revenues	$ 36,587,517	$ 113,528,876
Total Revenues	36,587,517	113,528,876
Cost of Revenues
Cost of revenues	(35,298,941)	(91,924,102)
Gross profit	1,288,576	21,604,774
Operating expenses
Selling, general & administrative expenses	(20,489,329)	1,675,355
Total operating expenses	(20,489,329)	1,675,355
Income from operations	21,777,905	19,929,419
Other income/(expenses)
Other income	43,197	22,983
Other expenses	(147,313)	(252,974)
Total other expenses	(104,116)	(229,991)
Income before provision of income taxes	21,673,789	19,699,428
Provision for income taxes expenses	(5,560,034)	(5,132,394)
Net income	16,113,755	14,567,034
Comprehensive income
Net income	16,113,755	14,567,034
Foreign currency translation adjustment	(3,410,742)	(4,235,969)
Total comprehensive income	$ 12,703,013	$ 10,331,065
Income earnings per common share
Net income per common share - basic (in Dollars per share)	$ 0.66	$ 0.68
Net income per common share - diluted (in Dollars per share)	$ 0.66	$ 0.68
Weighted average Class A ordinary shares outstanding, basic (in Shares)	24,254,842	21,491,291
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	24,254,842	21,491,291